Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Subsequent Events [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.175	$ 0.70	$ 0.9